INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Components of Income Tax Expense

The components of income tax expense from our wholly-owned operations and investments and our controlling interest in joint ventures with Carrier are as follows:

Years Ended December 31,	2017	2016	2015
U.S. Federal	$69,079	$86,719	$85,585
State	10,643	9,801	9,431
Foreign	10,499	9,416	9,661

	$90,221	$105,936	$104,677

Current	$100,956	$103,216	$99,990
Deferred	(10,735)	2,720	4,687

	$90,221	$105,936	$104,677

Reconciliation of Effective Income Tax Rate

Following is a reconciliation of the effective income tax rate:

Years Ended December 31,	2017	2016	2015
U.S. federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit and other	2.4	2.3	2.4
Excess tax benefits from share-based compensation	(2.7)	(1.0)	—
Tax effects on foreign income	(1.0)	(0.1)	(0.3)
Tax credits and other	(0.6)	(0.2)	(0.1)
Repatriation transition tax	3.0	—	—
Deferred tax impact of enacted tax rate changes	(6.3)	—	—

Effective income tax rate attributable to Watsco, Inc.	29.8	36.0	37.0
Taxes attributable to non-controlling interest	(3.8)	(5.0)	(5.4)

Effective income tax rate	26.0%	31.0%	31.6%

Significant Components of Net Deferred Tax Liabilities

The following is a summary of the significant components of our net deferred tax liabilities:

December 31,	2017	2016
Deferred tax assets:
Share-based compensation	$18,977	$26,239
Capitalized inventory costs and inventory reserves	2,107	2,301
Allowance for doubtful accounts	929	1,379
Self-insurance reserves	153	500
Other	2,423	2,227
Net operating loss carryforwards	291	209

	24,880	32,855
Valuation allowance	—	—

Total deferred tax assets	24,880	32,855

Deferred tax liabilities:
Deductible goodwill	(67,246)	(88,581)
Depreciation	(5,519)	(5,883)
Other	(5,189)	(1,633)

Total deferred tax liabilities	(77,954)	(96,097)

Net deferred tax liabilities (1)	$(53,074)	$(63,242)

(1)	At December 31, 2017, net deferred tax liabilities have been included in the consolidated balance sheet in deferred income taxes and other liabilities. At December 31, 2016, net current deferred tax assets and liabilities of $5,485 are included in the consolidated balance sheet in other current assets and net long-term deferred tax assets and liabilities of $68,727 are included in the consolidated balance sheet in deferred income taxes and other liabilities.

Changes in Gross Unrecognized Tax Benefits

The changes in gross unrecognized tax benefits are as follows:

Balance at December 31, 2014	$3,719
Additions based on tax positions related to the current year	871
Reductions due to lapse of applicable statute of limitations and tax assessments	(1,077)

Balance at December 31, 2015	3,513
Additions based on tax positions related to the current year	547
Reductions due to lapse of applicable statute of limitations	(365)

Balance at December 31, 2016	3,695
Additions based on tax positions related to the current year	801
Reductions due to lapse of applicable statute of limitations	(271)

Balance at December 31, 2017	$4,225